Property and Equipment, Net (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)	Jan. 20, 2026 USD ($)	Jan. 20, 2026 JPY (¥)
Schedule of Property and Equipment [Line Items]
Depreciation expense	$ 139,346	¥ 21,830,096	¥ 827,117	¥ 1,083,322
Carrying amount						¥ 129,438,101
PML [Member]
Schedule of Property and Equipment [Line Items]
Carrying amount					$ 826,236	¥ 129,438,101